Business Combination	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Business Combination
3.	MERGER AND RECAPITALIZATION

Upon the consummation of the Business Combination, (i) the holders of shares of KWAC’s common stock (“KWAC Common Stock”) issued and outstanding immediately prior to the effective time of the Business Combination (other than any redeemed shares) received one share of common stock of Holdings (“Holdings Common Stock”) in exchange for each share of KWAC Common Stock held by them, subject to adjustment as more fully described herein, (ii) 1,100,000 shares of Holdings Common Stock issued to Sponsor was placed by Holdings into an escrow account and will not be released to the Sponsor unless the dollar volume-weighted average price of Holdings Common Stock exceeds $12.00 for 20 trading days within any 30-day trading period during the four-year period following the consummation of the Business Combination, (iii) the holders of each whole warrant to purchase KWAC Class A Common Stock received one warrant to purchase Holdings Common Stock at an exercise price of $11.50 per share, (iv) 12 million shares of Holdings Common Stock, subject to adjustment as more fully described herein, was issued to the equity holders of BMS in proportion to their ownership interests in BMS, (v) an additional 1,100,000 shares of Holdings Common Stock was issued to certain equity holders of BMS, (vi) 3,084,450 KWAC Private Placement Warrants held by Sponsor were forfeited immediately prior to the effective time of the Business Combination, and (vii) 3,084,450 warrants to purchase Holding Common Stock at an exercise price of $11.50 per share were issued to the equity holders of BMS in proportion to their ownership interests in BMS. As a result of the Business Combination, BMS became an indirect, wholly-owned subsidiary of Holdings.

Additionally, on the Closing Date, Holdings entered into a Subscription Agreement with an investor for the purchase of 1,500,000 shares of Holdings’ Series A Redeemable Convertible Preferred Stock (the “Holdings Series A Stock”) in a private placement at $9.60 per share, for an aggregate purchase price of $14,400,000 (the “Series A PIPE”). The Holdings Series A Stock may be converted into shares of Holdings Common Stock after the second anniversary of the closing of the Series A PIPE, which such conversion shall initially be 1.5 shares of Holdings Common Stock for each share of Series A Convertible Preferred Stock, subject to certain adjustments provided in the Certificate of Designations.

3.	MERGER AND RECAPITALIZATION (continued)

Holdings applied to have the Holdings Common Stock and Holdings Warrants listed on the Nasdaq Global Market (the “Nasdaq”) under the symbols BCG and BCG.W, respectively. Prior to the mergers, the KWAC Class A Common Stock and KWAC Public Warrants were listed on the OTC Exchange under the symbols “KWAC” and “KWAC.WS,” respectively.

On March 26, 2024, Holdings received approval for Holding’s securities to be listed on the Nasdaq Stock Market LLC. Holdings common stock is listed on the Nasdaq Global Market and its warrants will be listed on the Nasdaq Capital Market under the symbols “BCG” and “BCG.W”, respectively.

Kingswood Acquisition Corp
Subsidiary, Sale of Stock [Line Items]
Business Combination

Note 2 — Business Combination

On March 15, 2024, the Business Combination was consummated and will be accounted for as a reverse recapitalization acquisition in accordance with FASB ASC 805-40, Business Acquisitions. Under this method of accounting, the Company is expected to be treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the consolidated financial statements of Holdings will represent a continuation of the consolidated financial statements of Wentworth with the business combination treated as the equivalent of Holdings issuing shares for the net assets of the Company, accompanied by a recapitalization. The net assets of the Company will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the business combination will be those of the Company and Wentworth in future reports of Holdings.

In connection with the consummation of the Business Combination on March 15, 2024, stockholders elected to redeem 403,066 Public Share and exercised their right to redeem such Public Share for a pro rata portion of the Trust Account. The Company paid approximately $13.15 from the Trust Account or an aggregate of $5,300,317 from the Trust Account to the redeeming stockholders with respect to such redeemed Public Shares. Subsequent to this redemption, the shares of Class A and Class B common stock outstanding was 2,788,957 and 270,000, respectively. With the redemption of $5,300,317 from the Trust Account, the Company may be subject to a 1% excise tax equal to $53,003.